GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.13%
18,569	Air Products & Chemicals Inc	$ 5,224,203
9,436	Albemarle Corp	1,378,694
9,296	Celanese Corp	1,392,634
17,406	CF Industries Holdings Inc	789,884
63,016	Dow Inc	4,029,243
45,180	DuPont de Nemours Inc	3,491,510
11,213	Eastman Chemical Co	1,234,776
20,869	Ecolab Inc	4,467,427
10,694	FMC Corp	1,182,863
123,280	Freeport-McMoRan Inc(a)	4,059,610
20,943	International Flavors & Fragrances Inc	2,923,852
33,755	International Paper Co	1,825,133
43,877	Linde PLC	12,291,703
21,558	LyondellBasell Industries NV Class A	2,243,110
28,086	Mosaic Co	887,798
66,932	Newmont Corp	4,033,992
24,506	Nucor Corp	1,967,097
19,709	PPG Industries Inc	2,961,474
6,800	Sherwin-Williams Co	5,018,468
		61,403,471
Communications — 15.78%
25,237	Alphabet Inc Class A(a)	52,051,817
24,189	Alphabet Inc Class C(a)	50,038,091
35,919	Amazon.com Inc(a)	111,136,260
4,466	Arista Networks Inc(a)	1,348,241
598,492	AT&T Inc	18,116,353
3,437	Booking Holdings Inc(a)	8,007,660
11,874	CDW Corp	1,968,116
11,868	Charter Communications Inc Class A(a)	7,322,793
354,289	Cisco Systems Inc	18,320,284
383,612	Comcast Corp Class A	20,757,245
64,480	Corning Inc	2,805,525
13,465	Discovery Inc Class A(a)(b)	585,189
24,334	Discovery Inc Class C(a)	897,681
21,786	DISH Network Corp Class A(a)	788,653
54,247	eBay Inc	3,322,086
10,789	Etsy Inc(a)	2,175,818
11,199	Expedia Group Inc	1,927,572
5,318	F5 Networks Inc(a)	1,109,441
201,863	Facebook Inc Class A(a)	59,454,709
27,966	Fox Corp Class A	1,009,852
12,450	Fox Corp Class B	434,878
33,732	Interpublic Group of Cos Inc	984,974
26,529	Juniper Networks Inc	671,980
80,516	Lumen Technologies Inc	1,074,889
14,185	Motorola Solutions Inc	2,667,489
37,168	Netflix Inc(a)	19,389,059
31,081	News Corp Class A	790,390
7,496	News Corp Class B	175,856
48,262	NortonLifeLock Inc	1,026,050
17,803	Omnicom Group Inc	1,320,092
48,908	T-Mobile US Inc(a)	6,127,683
Shares		Fair Value
Communications — (continued)
66,481	Twitter Inc(a)	$ 4,230,186
8,352	VeriSign Inc(a)	1,660,044
347,271	Verizon Communications Inc	20,193,809
48,705	ViacomCBS Inc Class B	2,196,596
152,336	Walt Disney Co(a)	28,109,039
		454,196,400
Consumer, Cyclical — 9.59%
5,498	Advance Auto Parts Inc	1,008,828
11,053	Alaska Air Group Inc(a)	764,978
54,156	American Airlines Group Inc(a)	1,294,328
22,831	Aptiv PLC(a)	3,148,395
1,861	AutoZone Inc(a)	2,613,402
19,537	Best Buy Co Inc	2,243,043
19,121	BorgWarner Inc	886,450
17,889	Caesars Entertainment Inc(a)	1,564,393
13,980	CarMax Inc(a)	1,854,587
65,943	Carnival Corp(a)	1,750,127
2,370	Chipotle Mexican Grill Inc(a)	3,367,343
17,701	Copart Inc(a)	1,922,506
37,147	Costco Wholesale Corp	13,093,575
12,413	Cummins Inc	3,216,332
10,899	Darden Restaurants Inc	1,547,658
53,359	Delta Air Lines Inc(a)	2,576,173
20,560	Dollar General Corp	4,165,867
20,140	Dollar Tree Inc(a)	2,305,224
3,256	Domino's Pizza Inc	1,197,524
27,774	DR Horton Inc	2,475,219
48,146	Fastenal Co	2,420,781
326,529	Ford Motor Co(a)	3,999,980
16,562	Gap Inc(a)	493,216
106,101	General Motors Co	6,096,563
12,014	Genuine Parts Co	1,388,698
26,514	Hanesbrands Inc	521,530
10,238	Hasbro Inc	984,077
22,964	Hilton Worldwide Holdings Inc(a)	2,776,807
90,348	Home Depot Inc	27,578,727
20,126	L Brands Inc(a)	1,244,994
27,297	Las Vegas Sands Corp	1,658,566
10,524	Leggett & Platt Inc	480,421
22,920	Lennar Corp Class A	2,320,192
11,743	Live Nation Entertainment Inc(a)	994,045
22,415	LKQ Corp(a)	948,827
61,346	Lowe's Cos Inc	11,666,782
22,242	Marriott International Inc Class A(a)	3,294,263
62,568	McDonald's Corp	14,023,992
33,764	MGM Resorts International	1,282,694
4,850	Mohawk Industries Inc(a)	932,704
29,516	Newell Brands Inc	790,438
106,685	NIKE Inc Class B	14,177,370
23,285	Norwegian Cruise Line Holdings Ltd(a)(b)	642,433
285	NVR Inc(a)	1,342,615
5,892	O'Reilly Automotive Inc(a)	2,988,717

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
29,297	PACCAR Inc	$ 2,722,277
12,263	Penn National Gaming Inc(a)	1,285,653
3,313	Pool Corp	1,143,780
21,731	PulteGroup Inc	1,139,574
6,305	PVH Corp	666,439
3,509	Ralph Lauren Corp	432,168
29,519	Ross Stores Inc	3,539,623
18,268	Royal Caribbean Cruises Ltd	1,563,923
49,348	Southwest Airlines Co	3,013,189
98,799	Starbucks Corp	10,795,767
22,209	Tapestry Inc	915,233
42,034	Target Corp	8,325,674
64,441	Tesla Inc(a)	43,042,077
100,757	TJX Cos Inc	6,665,076
9,794	Tractor Supply Co	1,734,322
4,687	Ulta Beauty Inc(a)	1,449,080
13,854	Under Armour Inc Class A(a)	307,005
15,081	Under Armour Inc Class C(a)	278,395
22,823	United Airlines Holdings Inc(a)	1,313,235
26,419	VF Corp	2,111,407
59,666	Walgreens Boots Alliance Inc	3,275,663
116,342	Walmart Inc	15,802,734
5,297	Whirlpool Corp	1,167,194
3,681	WW Grainger Inc	1,475,823
8,112	Wynn Resorts Ltd(a)	1,017,001
25,181	Yum! Brands Inc	2,724,081
		275,951,777
Consumer, Non-Cyclical — 19.78%
148,665	Abbott Laboratories	17,816,014
148,191	AbbVie Inc	16,037,230
3,859	ABIOMED Inc(a)	1,229,979
18,472	Alexion Pharmaceuticals Inc(a)	2,824,554
5,951	Align Technology Inc(a)	3,222,645
155,979	Altria Group Inc	7,979,886
12,282	AmerisourceBergen Corp	1,450,136
48,468	Amgen Inc	12,059,323
20,552	Anthem Inc	7,377,140
46,590	Archer-Daniels-Midland Co	2,655,630
35,912	Automatic Data Processing Inc	6,768,335
6,844	Avery Dennison Corp	1,256,901
42,235	Baxter International Inc	3,562,100
24,307	Becton Dickinson and Co	5,910,247
12,783	Biogen Inc(a)	3,576,044
1,753	Bio-Rad Laboratories Inc Class A(a)	1,001,261
118,927	Boston Scientific Corp(a)	4,596,529
188,019	Bristol-Myers Squibb Co	11,869,640
14,709	Brown-Forman Corp Class B	1,014,480
16,639	Campbell Soup Co	836,443
23,942	Cardinal Health Inc	1,454,477
14,277	Catalent Inc(a)	1,503,511
48,806	Centene Corp(a)	3,119,191
20,446	Church & Dwight Co Inc	1,785,958
29,526	Cigna Corp	7,137,615
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,429	Cintas Corp	$ 2,535,592
10,680	Clorox Co	2,059,958
325,470	Coca-Cola Co	17,155,524
71,210	Colgate-Palmolive Co	5,613,484
41,914	Conagra Brands Inc	1,575,966
14,173	Constellation Brands Inc Class A	3,231,444
4,179	Cooper Cos Inc	1,605,112
62,379	Corteva Inc	2,908,109
110,047	CVS Health Corp	8,278,836
53,193	Danaher Corp	11,972,681
5,687	DaVita Inc(a)	612,888
18,379	DENTSPLY SIRONA Inc	1,172,764
8,169	Dexcom Inc(a)	2,935,857
52,409	Edwards Lifesciences Corp(a)	4,383,489
66,758	Eli Lilly and Co	12,471,730
10,150	Equifax Inc	1,838,470
19,218	Estee Lauder Cos Inc Class A	5,589,555
6,867	FleetCor Technologies Inc(a)	1,844,682
7,674	Gartner Inc(a)	1,400,889
51,108	General Mills Inc	3,133,943
105,453	Gilead Sciences Inc	6,815,427
24,777	Global Payments Inc	4,994,548
22,057	HCA Healthcare Inc	4,154,215
12,353	Henry Schein Inc(a)	855,322
12,440	Hershey Co	1,967,510
21,756	Hologic Inc(a)	1,618,211
23,041	Hormel Foods Corp	1,100,899
10,815	Humana Inc	4,534,189
7,256	IDEXX Laboratories Inc(a)	3,550,433
31,297	IHS Markit Ltd	3,028,924
12,244	Illumina Inc(a)	4,702,431
15,214	Incyte Corp(a)	1,236,442
9,879	Intuitive Surgical Inc(a)	7,299,988
15,796	IQVIA Holdings Inc(a)	3,050,839
9,284	J M Smucker Co	1,174,705
220,205	Johnson & Johnson	36,190,692
21,278	Kellogg Co	1,346,897
28,237	Kimberly-Clark Corp	3,926,355
54,817	Kraft Heinz Co	2,192,680
62,831	Kroger Co	2,261,288
8,089	Laboratory Corp of America Holdings(a)	2,062,938
12,365	Lamb Weston Holdings Inc	958,040
3,121	MarketAxess Holdings Inc	1,554,008
20,556	McCormick & Co Inc	1,832,773
13,484	McKesson Corp	2,629,919
113,130	Medtronic PLC	13,364,047
212,343	Merck & Co Inc	16,369,522
15,409	Molson Coors Beverage Co Class B	788,170
118,504	Mondelez International Inc Class A	6,936,039
31,025	Monster Beverage Corp(a)	2,826,067
13,353	Moody's Corp	3,987,339
29,140	Nielsen Holdings PLC	732,871
98,285	PayPal Holdings Inc(a)	23,867,529
115,776	PepsiCo Inc	16,376,515

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,424	PerkinElmer Inc	$ 1,209,005
11,822	Perrigo Co PLC	478,436
468,071	Pfizer Inc	16,958,212
130,689	Philip Morris International Inc	11,597,342
206,650	Procter & Gamble Co	27,986,610
11,346	Quanta Services Inc	998,221
10,845	Quest Diagnostics Inc	1,391,847
8,765	Regeneron Pharmaceuticals Inc(a)	4,147,072
12,152	ResMed Inc	2,357,731
9,940	Robert Half International Inc	776,016
19,869	Rollins Inc	683,891
20,200	S&P Global Inc	7,127,974
7,288	Steris PLC	1,388,218
27,467	Stryker Corp	6,690,412
42,834	Sysco Corp	3,372,749
3,990	Teleflex Inc	1,657,685
33,047	Thermo Fisher Scientific Inc	15,081,990
24,387	Tyson Foods Inc Class A	1,811,954
6,040	United Rentals Inc(a)	1,989,032
79,219	UnitedHealth Group Inc	29,475,013
6,826	Universal Health Services Inc Class B	910,520
7,427	Varian Medical Systems Inc(a)	1,311,088
13,713	Verisk Analytics Inc	2,422,950
21,816	Vertex Pharmaceuticals Inc(a)	4,688,040
98,297	Viatris Inc(a)	1,373,209
6,087	West Pharmaceutical Services Inc	1,715,195
17,378	Zimmer Biomet Holdings Inc	2,781,870
39,876	Zoetis Inc	6,279,673
		569,315,969
Energy — 2.80%
34,264	APA Corp	613,326
58,251	Baker Hughes Co	1,258,804
32,507	Cabot Oil & Gas Corp	610,482
161,660	Chevron Corp	16,940,351
112,933	ConocoPhillips	5,982,061
48,118	Devon Energy Corp	1,051,378
13,876	Diamondback Energy Inc	1,019,747
10,711	Enphase Energy Inc(a)	1,736,896
48,647	EOG Resources Inc	3,528,367
355,270	Exxon Mobil Corp	19,834,724
72,772	Halliburton Co	1,561,687
22,214	Hess Corp	1,571,863
11,717	HollyFrontier Corp	419,234
163,380	Kinder Morgan Inc	2,720,277
63,259	Marathon Oil Corp	675,606
54,042	Marathon Petroleum Corp	2,890,707
33,866	NOV Inc	464,642
70,358	Occidental Petroleum Corp	1,872,930
37,343	ONEOK Inc	1,891,796
36,656	Phillips 66	2,988,930
17,072	Pioneer Natural Resources Co	2,711,375
Shares		Fair Value
Energy — (continued)
116,725	Schlumberger NV	$ 3,173,753
34,502	Valero Energy Corp	2,470,343
103,180	Williams Cos Inc	2,444,334
		80,433,613
Financial — 14.93%
52,826	Aflac Inc	2,703,635
10,823	Alexandria Real Estate Equities Inc REIT	1,778,219
25,711	Allstate Corp	2,954,194
54,759	American Express Co	7,745,113
72,932	American International Group Inc	3,370,188
37,292	American Tower Corp REIT	8,915,026
9,797	Ameriprise Financial Inc	2,277,313
18,964	Aon PLC Class A	4,363,806
16,259	Arthur J Gallagher & Co	2,028,635
5,147	Assurant Inc	729,690
11,817	AvalonBay Communities Inc REIT	2,180,355
637,551	Bank of America Corp	24,666,848
67,705	Bank of New York Mellon Corp	3,201,769
160,008	Berkshire Hathaway Inc Class B(a)	40,877,244
11,912	BlackRock Inc	8,981,172
11,878	Boston Properties Inc REIT	1,202,766
38,388	Capital One Financial Corp	4,884,105
9,093	Cboe Global Markets Inc	897,388
27,669	CBRE Group Inc Class A(a)	2,188,895
125,588	Charles Schwab Corp	8,185,826
37,782	Chubb Ltd	5,968,422
12,300	Cincinnati Financial Corp	1,268,007
175,166	Citigroup Inc	12,743,326
35,674	Citizens Financial Group Inc	1,575,007
30,005	CME Group Inc	6,127,921
11,925	Comerica Inc	855,499
35,937	Crown Castle International Corp REIT	6,185,836
23,589	Digital Realty Trust Inc REIT	3,322,275
25,395	Discover Financial Services	2,412,271
30,261	Duke Realty Corp REIT	1,268,844
7,492	Equinix Inc REIT	5,091,488
28,901	Equity Residential REIT	2,070,179
5,532	Essex Property Trust Inc REIT	1,503,819
3,326	Everest Re Group Ltd	824,216
10,726	Extra Space Storage Inc REIT	1,421,731
5,923	Federal Realty Investment Trust REIT	600,888
60,237	Fifth Third Bancorp	2,255,876
14,475	First Republic Bank	2,413,706
21,094	Franklin Resources Inc	624,382
7,504	Globe Life Inc	725,112
28,874	Goldman Sachs Group Inc	9,441,798
29,830	Hartford Financial Services Group Inc	1,992,346

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
44,135	Healthpeak Properties Inc REIT	$ 1,400,845
59,752	Host Hotels & Resorts Inc REIT	1,006,821
86,380	Huntington Bancshares Inc	1,357,894
47,510	Intercontinental Exchange Inc	5,305,917
29,590	Invesco Ltd	746,260
22,640	Iron Mountain Inc REIT(b)	837,906
256,081	JPMorgan Chase & Co	38,983,211
82,116	KeyCorp	1,640,678
34,383	Kimco Realty Corp REIT	644,681
14,975	Lincoln National Corp	932,493
19,049	Loews Corp	976,833
10,737	M&T Bank Corp	1,627,837
42,647	Marsh & McLennan Cos Inc	5,194,405
73,579	Mastercard Inc Class A	26,197,803
63,086	MetLife Inc	3,834,998
9,650	Mid-America Apartment Communities Inc REIT	1,393,074
125,934	Morgan Stanley	9,780,034
9,634	Nasdaq Inc	1,420,630
17,267	Northern Trust Corp	1,814,934
37,586	People's United Financial Inc	672,789
35,398	PNC Financial Services Group Inc	6,209,163
21,749	Principal Financial Group Inc	1,304,070
49,156	Progressive Corp	4,699,805
62,043	Prologis Inc REIT	6,576,558
33,003	Prudential Financial Inc	3,006,573
12,762	Public Storage REIT	3,149,151
9,877	Raymond James Financial Inc	1,210,525
29,752	Realty Income Corp REIT	1,889,252
13,143	Regency Centers Corp REIT	745,340
80,443	Regions Financial Corp	1,661,952
9,352	SBA Communications Corp REIT	2,595,648
27,999	Simon Property Group Inc REIT	3,185,446
29,042	State Street Corp	2,439,818
4,340	SVB Financial Group(a)	2,142,484
45,035	Synchrony Financial	1,831,123
18,994	T Rowe Price Group Inc	3,259,370
21,166	Travelers Cos Inc	3,183,366
112,954	Truist Financial Corp	6,587,477
23,995	UDR Inc REIT	1,052,421
15,694	Unum Group	436,764
114,478	US Bancorp	6,331,778
30,984	Ventas Inc REIT	1,652,687
142,337	Visa Inc Class A	30,137,013
12,890	Vornado Realty Trust REIT	585,077
11,788	W R Berkley Corp	888,226
346,932	Wells Fargo & Co	13,554,633
34,935	Welltower Inc REIT	2,502,394
32,601	Western Union Co	803,941
62,801	Weyerhaeuser Co REIT	2,235,716
10,602	Willis Towers Watson PLC	2,426,586
Shares		Fair Value
Financial — (continued)
14,168	Zions Bancorp NA	$ 778,673
		429,658,209
Industrial — 8.32%
48,597	3M Co	9,363,670
10,544	A O Smith Corp	712,880
25,196	Agilent Technologies Inc	3,203,419
7,614	Allegion PLC	956,471
132,420	Amcor PLC	1,546,666
19,142	AMETEK Inc	2,445,008
49,565	Amphenol Corp Class A	3,269,803
27,440	Ball Corp	2,325,265
46,039	Boeing Co(a)	11,727,054
68,561	Carrier Global Corp	2,894,645
45,761	Caterpillar Inc	10,610,603
11,176	CH Robinson Worldwide Inc	1,066,526
63,965	CSX Corp	6,167,505
26,303	Deere & Co	9,841,004
12,055	Dover Corp	1,653,102
33,408	Eaton Corp PLC	4,619,658
50,354	Emerson Electric Co	4,542,938
14,194	Expeditors International of Washington Inc	1,528,552
20,465	FedEx Corp	5,812,878
10,229	FLIR Systems Inc	577,632
28,075	Fortive Corp	1,983,218
11,521	Fortune Brands Home & Security Inc	1,103,942
12,548	Garmin Ltd	1,654,454
5,162	Generac Holdings Inc(a)	1,690,297
19,278	General Dynamics Corp	3,500,114
735,800	General Electric Co	9,661,054
58,366	Honeywell International Inc	12,669,508
32,173	Howmet Aerospace Inc(a)	1,033,718
3,209	Huntington Ingalls Industries Inc	660,573
6,319	IDEX Corp	1,322,693
24,183	Illinois Tool Works Inc	5,357,018
30,479	Ingersoll Rand Inc(a)	1,499,871
10,916	Jacobs Engineering Group Inc	1,411,111
6,845	JB Hunt Transport Services Inc	1,150,439
60,116	Johnson Controls International PLC	3,587,122
7,762	Kansas City Southern	2,048,547
15,309	Keysight Technologies Inc(a)	2,195,311
17,251	L3Harris Technologies Inc	3,496,433
20,686	Lockheed Martin Corp	7,643,477
5,167	Martin Marietta Materials Inc	1,735,182
20,924	Masco Corp	1,253,348
1,992	Mettler-Toledo International Inc(a)	2,302,134
21,113	Norfolk Southern Corp	5,669,263
13,012	Northrop Grumman Corp	4,211,204
8,087	Old Dominion Freight Line Inc	1,944,196
33,785	Otis Worldwide Corp	2,312,583

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
7,713	Packaging Corp of America	$ 1,037,244
10,909	Parker-Hannifin Corp	3,441,026
14,301	Pentair PLC	891,238
127,514	Raytheon Technologies Corp	9,853,007
17,663	Republic Services Inc	1,754,819
9,748	Rockwell Automation Inc	2,587,509
13,866	Sealed Air Corp	635,340
4,340	Snap-on Inc	1,001,412
13,430	Stanley Black & Decker Inc	2,681,568
28,135	TE Connectivity Ltd	3,632,510
3,052	Teledyne Technologies Inc(a)	1,262,460
18,710	Textron Inc	1,049,257
20,121	Trane Technologies PLC	3,331,233
4,566	TransDigm Group Inc(a)	2,684,443
20,499	Trimble Inc(a)	1,594,617
56,212	Union Pacific Corp	12,389,687
60,381	United Parcel Service Inc Class B	10,264,166
10,837	Vulcan Materials Co	1,828,744
32,637	Waste Management Inc	4,210,826
5,194	Waters Corp(a)	1,475,979
14,708	Westinghouse Air Brake Technologies Corp	1,164,285
22,664	Westrock Co	1,179,661
15,574	Xylem Inc	1,638,073
		239,551,193
Technology — 21.91%
53,225	Accenture PLC Class A	14,703,406
64,713	Activision Blizzard Inc	6,018,309
40,224	Adobe Inc(a)	19,121,283
101,688	Advanced Micro Devices Inc(a)	7,982,508
13,854	Akamai Technologies Inc(a)	1,411,723
30,957	Analog Devices Inc	4,800,812
7,350	ANSYS Inc(a)	2,495,766
1,321,894	Apple Inc	161,469,352
77,009	Applied Materials Inc	10,288,402
18,274	Autodesk Inc(a)	5,064,639
34,258	Broadcom Inc	15,884,064
9,684	Broadridge Financial Solutions Inc	1,482,620
23,075	Cadence Design Systems Inc(a)	3,161,044
26,196	Cerner Corp	1,882,969
9,966	Citrix Systems Inc	1,398,828
44,455	Cognizant Technology Solutions Corp Class A	3,472,825
20,309	DXC Technology Co	634,859
23,858	Electronic Arts Inc	3,229,658
52,124	Fidelity National Information Services Inc	7,329,156
48,315	Fiserv Inc(a)	5,751,418
11,229	Fortinet Inc(a)	2,070,852
106,213	Hewlett Packard Enterprise Co	1,671,793
104,135	HP Inc	3,306,286
340,965	Intel Corp	21,821,760
Shares		Fair Value
Technology — (continued)
74,990	International Business Machines Corp	$ 9,993,167
22,981	Intuit Inc	8,803,102
3,236	IPG Photonics Corp(a)	682,602
6,283	Jack Henry & Associates Inc	953,257
12,895	KLA Corp	4,260,508
11,993	Lam Research Corp	7,138,713
11,073	Leidos Holdings Inc	1,066,108
22,674	Maxim Integrated Products Inc	2,071,723
22,429	Microchip Technology Inc	3,481,429
93,879	Micron Technology Inc(a)	8,281,067
632,021	Microsoft Corp	149,011,591
3,745	Monolithic Power Systems Inc	1,322,771
7,038	MSCI Inc	2,950,893
19,210	NetApp Inc	1,395,991
52,030	NVIDIA Corp	27,780,378
23,186	NXP Semiconductors NV	4,668,269
155,649	Oracle Corp	10,921,890
26,623	Paychex Inc	2,609,587
4,021	Paycom Software Inc(a)	1,488,011
9,597	Qorvo Inc(a)	1,753,372
95,333	QUALCOMM Inc	12,640,203
8,693	Roper Technologies Inc	3,506,235
77,016	salesforce.com Inc(a)	16,317,380
16,774	Seagate Technology PLC	1,287,405
16,457	ServiceNow Inc(a)	8,230,310
13,627	Skyworks Solutions Inc	2,500,282
12,980	Synopsys Inc(a)	3,216,184
9,611	Take-Two Interactive Software Inc(a)	1,698,264
13,934	Teradyne Inc	1,695,489
77,226	Texas Instruments Inc	14,594,942
3,289	Tyler Technologies Inc(a)	1,396,279
25,324	Western Digital Corp	1,690,377
20,816	Xilinx Inc	2,579,102
4,463	Zebra Technologies Corp Class A(a)	2,165,358
		630,606,571
Utilities — 2.60%
54,745	AES Corp	1,467,713
20,563	Alliant Energy Corp	1,113,692
20,812	Ameren Corp	1,693,264
41,216	American Electric Power Co Inc	3,490,995
15,241	American Water Works Co Inc	2,284,931
10,126	Atmos Energy Corp	1,000,955
44,815	CenterPoint Energy Inc	1,015,060
23,590	CMS Energy Corp	1,444,180
28,479	Consolidated Edison Inc	2,130,229
67,609	Dominion Energy Inc	5,135,580
16,371	DTE Energy Co	2,179,635
64,505	Duke Energy Corp	6,226,668
31,994	Edison International	1,874,848
16,432	Entergy Corp	1,634,491

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Utilities — (continued)
18,863	Evergy Inc	$ 1,122,914
28,689	Eversource Energy	2,484,181
80,946	Exelon Corp	3,540,578
44,478	FirstEnergy Corp	1,542,942
164,472	NextEra Energy Inc	12,435,728
33,172	NiSource Inc	799,777
20,839	NRG Energy Inc	786,255
9,302	Pinnacle West Capital Corp	756,718
64,876	PPL Corp	1,871,024
42,232	Public Service Enterprise Group Inc	2,542,789
24,526	Sempra Energy	3,251,657
89,378	Southern Co	5,555,736
26,190	WEC Energy Group Inc	2,451,122
44,453	Xcel Energy Inc	2,956,569
		74,790,231
TOTAL COMMON STOCK — 97.84% (Cost $1,309,188,795)		$2,815,907,434
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.00%(c)
$1,000	United States Treasury Bill(d) 0.06%, 04/08/2021	1,000
Repurchase Agreements — 0.03%
199,643	Undivided interest of 0.40% in a repurchase agreement (principal amount/value $50,338,467 with a maturity value of $50,338,481) with Credit Agricole Securities (USA) Inc., 0.01%, dated 3/31/21 to be repurchased at $199,643 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 2.50%, 1/1/51 - 2/1/51, with a value of $51,345,236.(e)	199,643
42,029	Undivided interest of 0.45% in a repurchase agreement (principal amount/value $9,370,360 with a maturity value of $9,370,363) with TD Securities (USA) Inc, 0.01%, dated 3/31/21 to be repurchased at $42,029 on 4/1/21 collateralized by U.S. Treasury securities, 0.00% - 1.38%, 4/1/21 - 8/15/50, with a value of $9,557,768.(e)	42,029
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 199,643	Undivided interest of 0.46% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $199,643 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(e)	$ 199,643
199,643	Undivided interest of 0.48% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $199,643 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(e)	199,643
199,643	Undivided interest of 0.69% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $199,643 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(e)	199,643
		840,601
TOTAL SHORT TERM INVESTMENTS — 0.03% (Cost $841,601)		$841,601
TOTAL INVESTMENTS — 97.87% (Cost $1,310,030,396)		$2,816,749,035
OTHER ASSETS & LIABILITIES, NET — 2.13%		$61,217,098
TOTAL NET ASSETS — 100.00%		$2,877,966,133

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2021.
(c)	Represents less than 0.005% of net assets.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	364	USD	72,206,680	June 2021	$202,595
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 31, 2021

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 284 futures contracts for the reporting period.

March 31, 2021